34) Insurance technical provisions and pension plans (Details 9) - Non-Life - Claims Net of Reinsurance Ceded [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Year claims were notified - Until 2010 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	R$ 2,506,052
Payments of claims	(2,475,046)
Outstanding claims, net of reinsurance	31,006
Year claims were notified - Until 2010 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,439,011
Year claims were notified - Until 2010 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,404,646
Year claims were notified - Until 2010 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,406,805
Year claims were notified - Until 2010 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,426,310
Year claims were notified - Until 2010 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,445,507
Year claims were notified - Until 2010 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,460,692
Year claims were notified - Until 2010 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,472,476
Year claims were notified - Until 2010 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,471,407
Year claims were notified - Until 2010 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,479,351
Year claims were notified - Until 2010 [Member] | Nine years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,478,498
Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,506,052
Year claims were notified - 2011 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	2,683,677
Payments of claims	(2,672,460)
Outstanding claims, net of reinsurance	11,217
Year claims were notified - 2011 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,653,641
Year claims were notified - 2011 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,617,957
Year claims were notified - 2011 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,609,034
Year claims were notified - 2011 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,629,288
Year claims were notified - 2011 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,639,629
Year claims were notified - 2011 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,670,472
Year claims were notified - 2011 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,673,132
Year claims were notified - 2011 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,686,379
Year claims were notified - 2011 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,688,317
Year claims were notified - 2011 [Member] | Nine years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,683,677
Year claims were notified - 2012 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	2,981,996
Payments of claims	(2,964,025)
Outstanding claims, net of reinsurance	17,971
Year claims were notified - 2012 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,022,457
Year claims were notified - 2012 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,908,173
Year claims were notified - 2012 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,915,173
Year claims were notified - 2012 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,927,529
Year claims were notified - 2012 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,957,403
Year claims were notified - 2012 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,963,901
Year claims were notified - 2012 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,978,029
Year claims were notified - 2012 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,983,500
Year claims were notified - 2012 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,981,996
Year claims were notified - 2013 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	2,894,891
Payments of claims	(2,878,351)
Outstanding claims, net of reinsurance	16,540
Year claims were notified - 2013 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,021,084
Year claims were notified - 2013 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,849,909
Year claims were notified - 2013 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,832,016
Year claims were notified - 2013 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,874,862
Year claims were notified - 2013 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,868,888
Year claims were notified - 2013 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,884,539
Year claims were notified - 2013 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,893,423
Year claims were notified - 2013 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,894,891
Year claims were notified - 2014 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,554,010
Payments of claims	(3,521,235)
Outstanding claims, net of reinsurance	32,775
Year claims were notified - 2014 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,738,619
Year claims were notified - 2014 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,516,057
Year claims were notified - 2014 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,534,208
Year claims were notified - 2014 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,525,610
Year claims were notified - 2014 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,539,001
Year claims were notified - 2014 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,550,642
Year claims were notified - 2014 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,554,010
Year claims were notified - 2015 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,926,061
Payments of claims	(3,878,291)
Outstanding claims, net of reinsurance	47,770
Year claims were notified - 2015 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,074,519
Year claims were notified - 2015 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,954,939
Year claims were notified - 2015 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,900,981
Year claims were notified - 2015 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,921,156
Year claims were notified - 2015 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,933,030
Year claims were notified - 2015 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,926,061
Year claims were notified - 2016 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,808,429
Payments of claims	(3,759,915)
Outstanding claims, net of reinsurance	48,514
Year claims were notified - 2016 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,960,519
Year claims were notified - 2016 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,796,535
Year claims were notified - 2016 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,803,980
Year claims were notified - 2016 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,813,890
Year claims were notified - 2016 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,808,429
Year claims were notified - 2017 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,695,185
Payments of claims	(3,651,613)
Outstanding claims, net of reinsurance	43,572
Year claims were notified - 2017 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,710,845
Year claims were notified - 2017 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,702,199
Year claims were notified - 2017 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,715,400
Year claims were notified - 2017 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,695,185
Year claims were notified - 2018 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,389,058
Payments of claims	(3,326,619)
Outstanding claims, net of reinsurance	62,439
Year claims were notified - 2018 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,410,760
Year claims were notified - 2018 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,386,329
Year claims were notified - 2018 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,389,058
Year claims were notified - 2019 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	2,831,845
Payments of claims	(2,727,836)
Outstanding claims, net of reinsurance	104,009
Year claims were notified - 2019 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,281,789
Year claims were notified - 2019 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,831,845
Year claims were notified - 2020 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	2,345,716
Payments of claims	(1,703,417)
Outstanding claims, net of reinsurance	642,299
Year claims were notified - 2020 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,345,716
Year claims were notified - Total [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	34,616,920
Payments of claims	(33,558,808)
Outstanding claims, net of reinsurance	R$ 1,058,112